OPERATING LEASES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments [Abstract]
Minimum operating lease payments recognised as expense	$ 2.3	$ 4.0